Joint Venture and Option Transaction (Details) - USD ($)	Oct. 31, 2018	Sep. 13, 2018
Joint Venture and Option Transaction (Details) [Line Items]
Financing Receivable, after Allowance for Credit Loss, Current	$ 5,000,000
Note Receivable, Interest Rate, Stated Percentage	6.00%
In Good Health [Member]
Joint Venture and Option Transaction (Details) [Line Items]
Option Agreement, Brake-Up Fee	$ 2,500,000
Joint Venture with CannAssist [Member]
Joint Venture and Option Transaction (Details) [Line Items]
Equity Method Investment, Ownership Percentage		80.00%
Option Agreement [Member] | In Good Health [Member]
Joint Venture and Option Transaction (Details) [Line Items]
Business Combination, Consideration Transferred	47,500,000
Payments to Acquire Businesses, Gross	35,000,000
Business Combination, Consideration Transferred, Liabilities Incurred	7,500,000
Business Combination, Consideration Transferred, Other	$ 2,500,000
Debt Instrument, Term	5 years
Restricted Stock [Member] | Option Agreement [Member] | In Good Health [Member]
Joint Venture and Option Transaction (Details) [Line Items]
Equity Issued in Business Combination, Fair Value Disclosure	$ 5,000,000